Operations (Details) - Schedule of fair value of identifiable assets and liabilities - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Jan. 27, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2021	Jun. 30, 2018
Assets
Cash and cash equivalents	R$ 1,071	R$ 1,059,107	R$ 171,045	R$ 106,627		R$ 104,314
Trade accounts receivable	3,313
Inventories	1,461	(154,937)	(43,268)	(31,094)
Biological assets	4,883
Recoverable taxes and contributions	3,012
Non-current assets held for sale	23,842		25,857
Related parties	36
Other credits	6,025
Total	43,643	37,835
Other credits	15,986
Investment properties	197,711	997,100	858,261	548,717
Property, plant and equipment	23,541
Property, plant and equipment, Net	237,238	110,390	115,925
Total assets	280,881
Liabilities
Trade accounts payables	792
Loans and financing	123,862	729,610	564,373
Payable income tax and social contribution	19
Taxes payable	646	707
Labor charges	2,894		45,629	R$ (10,749)		R$ 20,510
Other accounts payable	15,590
Gross, Liabilities	143,803
Provision for contingencies	60
Other accounts payable	3,206
Deferred tax liabilities	27,763
Total liabilities	31,029	R$ 1,245,717	R$ 922,799
Total net assets at fair value	106,049				R$ (154,733)
Goodwill	47
Total consideration	R$ 106,096